Research and Development Expense (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development Expense [Abstract]
Schedule of Research and Development Expense
	2024	2023	2022
Pre-clinical projects	1,830,871	562,083	408,034
Clinical projects	72,624	143,258	70,258
Product and process development	20,003	405,555	208,612
Employee benefits and expenses	1,599,108	1,591,056	1,493,507
Patents and trademarks	185,754	461,567	162,920
Regulatory projects	3,612	66,256	35,705
Impairment intangible assets	-	-	12,920,248
Other research and development expense	15,033	148,537	11,261
Total research and development expense	3,727,005	3,378,312	15,310,545